Components of Oil and Gas Interests (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Gas and Oil Acreage [Line Items]
Oil and gas interests	$ 15,572	$ 14,467
Less accumulated depletion	(8,102)	(7,244)
Oil and gas interests, net	$ 7,470	$ 7,223